NOTE 10 - DEFERRED REVENUE - PARTICIPATION AGREEMENTS	12 Months Ended
Dec. 31, 2020
Notes
NOTE 10 - DEFERRED REVENUE - PARTICIPATION AGREEMENTS

NOTE 10 – DEFERRED REVENUE - PARTICIPATION AGREEMENTS

During the year ended December 31, 2020, the Company entered into seventeen (17) License Co-Development Participation Agreements (“Agreements”) totaling $2,835,000 with certain parties (“Participants”). The Agreements provide for payments by the Company to the Participants of an aggregate of 42.525% of fees generated by the Company from licensing or selling bioactive ingredients or molecules (including its TLR4 Inhibitor molecule) derived from the Company’s algae cultures and actually received from any licensee of the Company (the “Revenue Share”). The Agreements also call for the issuance of warrants to purchase an aggregate of 8,055,000 shares of common stock with a term of five years and at exercise prices of either $0.11 or $0.12 per share (See the Table below).

According to the terms of the Agreements, and pursuant to ASC 470-10-25 “Debt – Sales of Future Revenues” the Company has bifurcated the proceeds of $2,835,000 as follows: 1) the 8,055,000 warrants sold were attributed a value of $898,200 based on the Black Scholes pricing model using the following assumptions: volatilities ranging from 143.94% to 154.38%; annual rate of dividends 0%; discount rates ranging from 0.26% to 0.44%, and recorded as Additional Paid In Capital; 2) the remaining $1,936,800 was recorded as Deferred Revenue – Participation Agreements. Since the Company believes there is a rebuttable presumption pursuant to ASC 470-10-25.2, the Deferred Revenue – Participation Agreements will be amortized into income, using an estimate to be determined by Management, if and when the Company derives income from the license or sale of bioactive ingredients or molecules (including its TLR4 Inhibitor molecule) derived from the Company’s algae cultures.

Agreements #1 through #4 allow the Company the option (“Option”) to buy back the right, title and interest in the Revenue Share for an amount equal to the amount funded plus a forty percent (40%) premium. The Company may exercise its Option by delivering written notice to the Participant of its intent to exercise the Option, along with repayment terms of the amount funded, which may be paid, in the Company’s sole discretion, in one lump sum or in four (4) equal quarterly payments.

Agreements #5 through #17 allow the Company the Option to buy back the right, title and interest in the Revenue Share for an amount equal to the amount funded plus a forty percent (40%) premium, if the Option is exercised in less than 18 months, or a fifty percent (50%) premium if the Option is exercised after 18 months. Pursuant to the terms of Agreements #5 through #17, with the exception of Agreement #12, the Company may not exercise its Option until it has paid the Participant a revenue share equal to a minimum of thirty percent (30%) of the amount initially funded. With regard to Agreement #12, the Company may not exercise its Option until it has paid the Participant a revenue share equal to a minimum of one-hundred and eighty percent (180%) of the amount initially funded. Once this minimum threshold is met, the Company may exercise its Option by delivering written notice to the Participant of its intent to exercise the Option, along with repayment terms of the amount funded, which may be paid, in the Company’s sole discretion, in one lump sum or in four (4) equal quarterly payments. If the Company does not make such quarterly payments timely for any quarter, then the Company shall pay the prorated Revenue Share amount, retroactive on the entire remaining balance owed, that would have been earned during such quarter until the default payments are made and the payment schedule is no longer in default.

Agreement #	Date of Funding	Amount Funded	Warrants	Term	ExercisePrice	RevenueShare	MinimumPaymentThreshold	Buy-backPremium %pre-18 mos.	Buy-backPremium %post 18 mos.
1	April 13, 2020	$100,000	300,000	5 Years	$0.12	1.500%	$-	40%	40%
2	April 13, 2020	150,000	450,000	5 Years	0.12	2.250%	-	40%	40%
3	April 13, 2020	150,000	450,000	5 Years	0.12	2.250%	-	40%	40%
4	May 7, 2020	250,000	750,000	5 Years	0.12	3.750%	-	40%	40%
5	June 1, 2020	275,000	825,000	5 Years	0.11	4.125%	82,500	40%	50%
6	June 3, 2020	225,000	675,000	5 Years	0.11	3.375%	67,500	40%	50%
7	July 8, 2020	100,000	300,000	5 Years	0.12	1.500%	30,000	40%	50%
8	Aug. 24, 2020	125,000	375,000	5 Years	0.12	1.875%	37,500	40%	50%
9	Sept. 14, 2020	150,000	450,000	5 Years	0.12	2.250%	45,000	40%	50%
10	Sept.15, 2020	50,000	150,000	5 Years	0.12	0.750%	15,000	40%	50%
11	Sept.15, 2020	50,000	150,000	5 Years	0.12	0.750%	15,000	40%	50%
12	Sept.25, 2020	300,000	450,000	5 Years	0.12	4.500%	420,000	40%	50%
13	Oct. 4, 2020	100,000	300,000	5 Years	0.12	1.500%	30,000	40%	50%
14	Oct. 4, 2020	250,000	750,000	5 Years	0.12	3.750%	75,000	40%	50%
15	Oct. 8, 2020	500,000	1,500,000	5 Years	0.12	7.500%	150,000	40%	50%
16	Oct. 9, 2020	50,000	150,000	5 Years	0.12	0.750%	15,000	40%	50%
17	Dec. 16, 2020	10,000	30,000	5 Years	0.12	0.150%	3,000	40%	50%
		$2,835,000	8,055,000			42.525%	$985,500

Agreement 13 is with HEP and Agreement 14 is with Strome Mezzanine Fund L.P.  Both are with related parties.